Additional Information - Condensed Financial Statements of the Parent Company - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed statements of cash flows
Net cash used in operating activities	$ (13,618)	¥ (88,854)	¥ (161,806)	¥ (53,338)
Cash flows from investing activities:
Cash received from maturity of time deposits	25,470	166,192
Net cash (used in)/generated from investing activities	5,777	37,698	(187,548)	(20,746)
Cash flows from financing activities:
Cash payments for repurchase of shares			13,749
Proceeds from issuance of Series D-1 convertible redeemable preferred shares				151,118
Payment of issuance cost for Series D-1 convertible redeemable preferred shares				(307)
Proceeds from issuance of Series D-2 convertible redeemable preferred shares				359,834
Payment of issuance cost for Series D-2 convertible redeemable preferred share				(1,267)
Proceeds of initial public offering, net of issuance costs				103,372
Net cash generated from/(used in) financing activities	(10)	(63)	(37,245)	562,126
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(687)	(4,485)	3,490	12,713
Net increase/(decrease) in cash, cash equivalents and restricted cash	(8,538)	(55,704)	(383,109)	500,755
Cash, cash equivalents and restricted cash at beginning of the year	29,954	195,449	578,558	77,803
Cash, cash equivalents and restricted cash at end of the year	21,416	139,745	195,449	578,558
Parent Company [Member] | Reportable Legal Entities Member
Condensed statements of cash flows
Net cash used in operating activities	(2,087)	(13,622)	(3,086)	(9,640)
Cash flows from investing activities:
Cash paid for investments in VIE and VIE's subsidiaries	(10,119)	(66,027)	(151,006)	(201,744)
Cash payment of time deposits	(21,611)	(141,016)	(69,762)
Cash payment of bridge loan			(99,148)
Cash received from maturity of time deposits	25,469	166,192
Net cash (used in)/generated from investing activities	(6,261)	(40,851)	(319,916)	(201,744)
Cash flows from financing activities:
Cash payments for repurchase of restricted shares from employees			(26,228)
Cash payments for repurchase of shares			(13,749)
Cash received from acquisition	204	1,330
Proceeds from issuance of Series D-1 convertible redeemable preferred shares				151,118
Payment of issuance cost for Series D-1 convertible redeemable preferred shares				(307)
Proceeds from issuance of Series D-2 convertible redeemable preferred shares				359,834
Payment of issuance cost for Series D-2 convertible redeemable preferred share				(1,267)
Proceeds of initial public offering, net of issuance costs				103,372
Cash received from the depositary bank			2,732
Net cash generated from/(used in) financing activities	204	1,330	(37,245)	612,750
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(361)	(2,358)	3,313	12,134
Net increase/(decrease) in cash, cash equivalents and restricted cash	(8,505)	(55,501)	(356,934)	413,500
Cash, cash equivalents and restricted cash at beginning of the year		102,002	458,936
Cash, cash equivalents and restricted cash at end of the year	$ 7,127	¥ 46,501	¥ 102,002	¥ 458,936